                                            1933 Act Registration No.  33-60515
                                            1940 Act Registration No.  811-07279
      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 18, 1997
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                      FORM N-1A
               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                             (Registration No. 33-60515)
                         Pre-Effective Amendment No.
                                                     -------
                         Post-Effective Amendment No.   5
                                                      ------
                                        AND/OR
                           REGISTRATION STATEMENT UNDER THE
                            INVESTMENT COMPANY ACT OF 1940
                             (Registration No. 811-07279)
                                Amendment No.    6
                                              -------
                           (Check appropriate box or boxes)

                                PIPER FUNDS INC. -- II
                                ----------------------
                  (Exact Name of Registrant as Specified in Charter)

          PIPER JAFFRAY TOWER, 222 SOUTH 9TH STREET, MINNEAPOLIS, MN 55402
          ----------------------------------------------------------------
       (Address of Principal Executive Offices)                      (Zip Code)
         Registrant's Telephone Number, Including Area Code:  (6L2) 342-6384
                                                              --------------
                                     Paul A. Dow
                        Piper Capital Management Incorporated
                                 Piper Jaffray Tower
                  222 SOUTH 9TH STREET, MINNEAPOLIS, MINNESOTA 55402
                  --------------------------------------------------
                       (Name and Address of Agent for Service)

                                       Copy to:
                                Kathleen L. Prudhomme
                                 Dorsey & Whitney LLP
                                220 South Sixth Street
                             Minneapolis, Minnesota 55402

    X    immediately upon filing pursuant to paragraph (b) of rule 485
-------
         on (specify date) pursuant to paragraph (b) of rule 485
-------
         75 days after filing pursuant to paragraph (a) of rule 485, unless ------- effectiveness is accelerated by the staff of the Securities and
         Exchange Commission
         on (specify date) pursuant to paragraph (a) of rule 485
-------
         60 days after filing pursuant to paragraph (a) of rule 485
-------

    The Registrant has registered an indefinite number of its common shares pursuant to Regulation 270.24f-2 under the Investment Company Act of 1940. A Rule 24f-2 Notice for the fiscal year ended August 31, 1996 was filed on or about October 24, 1996 and a Rule 24f-2 Notice for the fiscal period ended September 30, 1996 was filed on November 26, 1996.

                                PIPER FUNDS INC. -- II

                         Registration Statement on Form N-1A

               -------------------------------------------------------

                                CROSS REFERENCE SHEET
                               Pursuant to Rule 481(a)

               -------------------------------------------------------


    ITEM NO.                           PROSPECTUS HEADING
    --------                           ------------------
1.  Cover Page. . . . . . . . . .      Cover Page (no caption)

2.  Synopsis. . . . . . . . . . .      Introduction; Fund Expenses

3.  Financial Highlights. . . . .      Financial Highlights

4.  General Description of
       Registrant . . . . . . . .      Introduction; Investment Objectives and
                                       Policies

5.  Management of the Fund. . . .      Management

6.  Capital Stock and Other
       Securities . . . . . . . .      General Information; Introduction;
                                       Dividends and Distributions; Tax Status

7.  Purchase of Securities
       Being Offered. . . . . . .      Distribution of Fund Shares;  How to
                                       Purchase Shares; Reducing Your Sales
                                       Charge; Special Purchase Plans;
                                       Valuation of Shares; Shareholder
                                       Services

8.  Redemption or Repurchase. . .      How to Redeem Shares; Shareholder
                                       Services

9.  Pending Legal Proceedings . .      General Information

                                  STATEMENT OF ADDITIONAL INFORMATION HEADING
                                  -------------------------------------------

10. Cover Page. . . . . . . . . .      Cover Page (no caption)

11. Table of Contents . . . . . .      Cover Page (no caption)

12. General Information
        and History . . . . . . .      General Information; Pending Litigation

13. Investment Objectives
       and Policies . . . . . . .      Investment Policies and Restrictions

14. Management of the Fund. . . .      Directors and Executive Officers

15. Control Persons and Principal
       Holders of Securities. . .      Capital Stock and Ownership of Shares

16. Investment Advisory and
       Other Services . . . . . .      Investment Advisory and Other Services

17. Brokerage Allocation. . . . .      Portfolio Transactions and Allocation of
                                       Brokerage

18. Capital Stock and Other
       Securities . . . . . . . .      Capital Stock and Ownership of Shares

19. Purchase, Redemption and
       Pricing of Securities
       Being Purchased. . . . . .      Net Asset Value and Public Offering
                                       Price; Performance Comparisons; Purchase of Shares; Redemption of Shares

20. Tax Status. . . . . . . . . .      Taxation

21. Underwriters. . . . . . . . .      Investment Advisory and Other Services;
                                       Portfolio Transactions and Allocation of
                                       Brokerage

22. Calculations of
       Performance Data . . . . .      Performance Comparisons

23. Financial Statements. . . . .      Financial Statements

                             Incorporation by Reference
                                         and
                                   Explanatory Note


         Part A (Prospectus) of this Registration Statement is incorporated by reference from Post-Effective Amendment No. 30 to the Registration Statement of Piper Funds Inc. (File Nos. 33-10261 and 811-4905) filed on November 6, 1996. Such Prospectus (which was supplemented on February 18, 1997) combines two
Registrants:  one series of Piper Funds Inc.--II and two series of Piper Funds
Inc.

         The Part B (Statement of Additional Information) of this Registration Statement is incorporated by reference from Post-Effective Amendment No. 36 to the Registration Statement of Piper Funds Inc. (File Nos. 33-10261 and 811-4905) filed on February 18, 1997. Such Part B also combines the same two Registrants: one series of Piper Funds Inc.--II and two series of Piper Funds Inc. Post-Effective Amendment No. 36 was filed pursuant to Rule 485(b) to become effective on the day of filing.

         The Post-Effective Amendment for Piper Funds Inc. -- II filed herewith is being filed to incorporate the final changes contained in the Part B for the multiple classes of shares being offered by one of the Registrants (Intermediate Bond Fund, a series of Piper Funds Inc. is offering Class Y shares) in this combined document.

         This Registration Statement contains the cover page, cross-reference sheet, Part C, signature page and exhibits.

                                        PART C

                                  OTHER INFORMATION

                       Adjustable Rate Mortgage Securities Fund

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

    (a) Financial statements are incorporated by reference to the Registrants' Annual Reports previously filed with the Commission.

    (b)  Exhibits of Adjustable Rate Mortgage Securities Fund:

         1.1  Articles of Incorporation (1)
         1.2  Amendment to Articles of Incorporation (1)
         2    Bylaws (1)
         5    Investment Advisory and Management Agreement (2)
         6.1  Underwriting and Distribution Agreement (2)
         6.2  Dealer Agreement (2)
         8    Custody and Investment Accounting Agreement (2)
         9.1  Agency Agreement (2)
         9.2  Shareholder Account Servicing Agreement with Piper Jaffray  (5)
         10   Opinion and Consent of Dorsey & Whitney P.L.L.P. (2)
         11   Consent of KPMG Peat Marwick LLP (5)
         15   Plan of Distribution (1)
         16   Computation of Performance Quotations (3)
         25   Power of Attorney (4)

-------------
    (1) Incorporated by reference to the Registrant's Registration Statement on Form N-14, File No. 33-58849.
    (2) Incorporated by reference to the initial Registration Statement of Piper Funds Inc.--II on Form N-1A filed June 23, 1995.
    (3) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of Piper Funds Inc.--II on Form N-1A filed September 5, 1995.
    (4) Incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement of Piper Fund Inc. (File Nos. 33-10261 and 811-4905) on Form N-1A filed with the Commission on November 25, 1996.
    (5)  Filed herewith.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANTS

    No person is directly or indirectly controlled by or under common control with the Registrants.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES

    As of February 11, 1997, Adjustable Rate Mortgage Securities Fund had 15,639 record holders of common shares.

ITEM 27.  INDEMNIFICATION

    The Articles of Incorporation and Bylaws of the Registrant provide that the Registrant shall indemnify such persons for such expenses and liabilities, in such manner and under such circumstances, to the full extent permitted by
Section 302A.521, Minnesota Statutes, as now enacted or hereafter amended, provided that no such indemnification may be made if it would be in violation of
Section 17(h) of the Investment Company Act of 1940, as now enacted or hereafter amended. Section 302A.521 of the Minnesota Statutes, as now enacted, provides that a corporation shall indemnify a person made or threatened to be made a party to a proceeding of the person against judgments, penalties, fines, settlements, and reasonable expenses, including attorneys' fees and disbursements, incurred by the person in connection with the proceeding if, with respect to the acts or omissions of the person complained of in the proceeding, the person has not been indemnified by another organization for the same judgments, penalties, fines, settlements, and reasonable expenses incurred by the person in connection with the proceeding with respect to the same acts or omissions; acted in good faith, received no improper personal benefit and the Minnesota Statutes dealing with directors' conflicts of interest, if applicable, have been satisfied; in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful; and reasonably believed that the conduct was in the best interests of the corporation or, in certain circumstances, reasonably believed that the conduct was not opposed to the best interests of the corporation.

    Insofar as the indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

    Information on the business of the Adviser is described in the section of the Prospectus, incorporated by reference in this Registration Statement, entitled "Management -- Investment Adviser."

    The officers and directors of the Adviser and their titles are as follow:

         NAME                               TITLE
         ----                               -----

    William H. Ellis              President, Director and Chairman of
                                      the Board
    Charles N. Hayssen            Director
    Bruce C. Huber                Director
    David E. Rosedahl             Director
    Momchilo Vucenich             Director
    Paul A. Dow                   Senior Vice President and
                                       Chief Investment Officer
    Susan S. Miley                Senior Vice President, General
                                  Counsel and Secretary
    Worth Bruntjen                Senior Vice President
    Michael C. Derck              Senior Vice President
    Richard W. Filippone          Senior Vice President
    John J. Gibas                 Senior Vice President
    Marijo A. Goldstein           Senior Vice President
    Mark R. Grotte                Senior Vice President
    Jerry F. Gudmundson           Senior Vice President
    Robert C. Hannah              Senior Vice President
    Lynne Harrington              Senior Vice President
    Kim Jenson                    Senior Vice President
    Lisa A. Kenyon                Senior Vice President
    Thomas S. McGlinch            Senior Vice President
    Curt D. McLeod                Senior Vice President
    Steven V. Markusen            Senior Vice President
    Paula Meyer                   Senior Vice President
    Robert H. Nelson              Senior Vice President
    Gary Norstrem                 Senior Vice President
    Nancy S. Olsen                Senior Vice President
    Ronald R. Reuss               Senior Vice President
    Bruce D. Salvog               Senior Vice President
    John K. Schonberg             Senior Vice President
    Sandra K. Shrewsbury          Senior Vice President
    David M. Steele               Senior Vice President
    Robert H. Weidenhammer        Senior Vice President
    John G. Wenker                Senior Vice President
    Douglas J. White              Senior Vice President
    Cynthia K. Castle             Vice President
    Richard Daly                  Vice President
    Molly Destro                  Vice President
    Julie Deutz                   Vice President
    Joyce A. K. Halbe             Vice President
    Joan L. Harrod                Vice President
    Mary M. Hoyme                 Vice President
    Amy K. Johnson                Vice President
    Russell J. Kappenman          Vice President

    Kimberly F. Kaul              Vice President
    John D. Kightlinger           Vice President
    Wan-Chong Kung                Vice President
    Steven Meyer                  Vice President
    Thomas Moore                  Vice President
    Chris Neuharth                Vice President
    Paul D. Pearson               Vice President
    Eric L. Siedband              Vice President
    Catherine M. Stienstra        Vice President
    Shaista Tajamal               Vice President
    Jill A. Thompson              Vice President
    Jane K. Welter                Vice President
    Marcy K. Winson               Vice President
    Fong P. Woo                   Vice President

    Principal occupations of Messrs. Ellis, Dow, Nelson and Ms. Miley are set forth in the Statement of Additional Information under the heading "Directors and Officers." MR. HAYSSEN is a Director of the Adviser and has been Chief Information Officer of Piper Jaffray Companies Inc. since January 1996 and a Managing Director of Piper Jaffray Inc. ("Piper Jaffray") since 1986, prior to which he was a Managing Director of Piper Jaffray Companies Inc. from 1987 to 1995, Chief Financial Officer of Piper Jaffray from 1988 to 1995, Chief Financial Officer of the Adviser from 1989 to 1995 and Chief Operating Officer
of the Adviser from 1994 to 1995.   MR. HUBER has been a Director of the Adviser
since 1985 and a Managing Director of Piper Jaffray since 1986. MR. ROSEDAHL is a Director of the Adviser and Managing Director and Secretary for Piper Jaffray and Managing Director, Secretary and General Counsel for Piper Jaffray Companies Inc. MR. VUCENICH has been a Director of the Adviser since 1994 and a Managing Director of Piper Jaffray Inc. since 1993.

    MR. BRUNTJEN has been a Senior Vice President of the Adviser since 1988.
MR. DERCK has been a Vice President of the Adviser since November 1992, prior to which he had been a manager of Advisory Accounts Services with the Adviser since April 1992 and, before that, an Assistant Vice President at First Trust since 1976. MR. FILIPPONE has been a Senior Vice President of the Adviser since 1991. MR. GIBAS has been a Senior Vice President of the Adviser since 1992, prior to which he had been a Vice President of the Adviser from 1987 to 1992. MS. GOLDSTEIN has been a Senior Vice President of the Adviser since 1993, prior to which she was a Vice President of the Adviser from 1991 to 1993. MR. GROTTE has been a Senior Vice President of the Adviser since 1992, prior to which he had been a Vice President of the Adviser from 1988 to 1992. MR. GUDMUNDSON has been a Senior Vice President of the Adviser since 1995, prior to which he was an Executive Vice President at Resource Capital Advisers from 1991 to 1995. MR. HANNAH has been a Senior Vice President of the Adviser since 1995, prior to which he was manager of Craig and Associates in Seattle, Washington from 1993 to 1994, and prior thereto, he was manager of Exvere in Seattle from January 1993 to August 1993 and a registered representative at Geneva in Irvine, California from 1991 to 1992. MS. HARRINGTON has been a Senior Vice President of the Adviser since 1995, prior to which she was a Managing Director at Piper Jaffray Inc. in the Public Finance Department. MS. KENYON has been a Senior Vice President of the Adviser since 1992, prior to which she had been a financial adviser for a private family in Los Angeles. MS. JENSON has been a Senior Vice President of the Adviser since 1996, prior to which she was a Managing Director at Piper Trust since 1991. MR. MCGLINCH has been a Senior Vice President of the Adviser since 1995, prior to which he had been a Vice President of the Adviser since 1992 and, prior thereto, he had been a specialty products trader at FBS Investment Services from 1990 to 1992. MR. MCLEOD has been a Senior Vice President of the Adviser since 1995, prior to which he had been an analyst at the Adviser since 1988. MR. MARKUSEN has been a Senior Vice President of the Adviser since 1993, prior to which had been a senior vice president of Investment Advisers, Inc., in Minneapolis, Minnesota from 1989 to 1993. MS. MEYER has been a Senior Vice President of the Adviser since 1994, prior to which she had been a Vice President of Secura Insurance, Appleton, Wisconsin from 1988 to 1994. MR. NORSTREM has been a Senior Vice President of the Adviser since 1993, prior to which he was Treasurer of the City of Saint Paul, Minnesota for twenty-eight years. MS. OLSEN has been a Senior Vice President of the Adviser since 1991. MR. REUSS has been a Senior Vice President of the Adviser since 1989. MR. SALVOG has been a Senior Vice President of the Adviser since 1992, prior to which he had been a portfolio manager at Kennedy & Associates in Seattle, Washington from 1984 to 1992. MR. SCHONBERG has been a Senior Vice President of the Adviser since 1995, prior to which he was a Vice President of the Adviser from 1992 to 1995 and a portfolio manager for the Adviser since 1989. MS. SHREWSBURY has been a Senior Vice President of the Adviser since 1993, prior to which she had been a Managing Director of Piper Jaffray since 1992, and a Vice President of Piper Jaffray since 1990. MR. STEELE has been a Senior Vice President of the Adviser since 1992, prior to which he had been a portfolio manager at Kennedy & Associates in Seattle, Washington from 1987 to 1992. MR. WEIDENHAMMER has been a Senior Vice President of the Adviser since 1991. MR. WENKER has been a Senior Vice President of the Adviser since 1993, prior to which he had been a Managing Director of Piper Jaffray from 1992 to 1993, and prior thereto, the Director of Revitalization Resources of the Minneapolis Community Development Agency from 1990 to 1992.
MR. WHITE has been a Senior Vice President of the Adviser since 1991.

    MS. CASTLE has been a Vice President of the Adviser since 1994, prior to which she was a client service associate of the Adviser since 1990. MR. DALY has been a Vice President of the Adviser since 1992, prior to which he was an Assistant Vice President of the Piper Jaffray since 1990 and a broker with Piper Jaffray from 1987 to 1992. MS. DESTRO has been aVice President of the Adviser since 1994, prior to which she was an Accounting Manager from 1993 to 1994 and mutual fund accountant from 1991 to 1993 with the Adviser. MS. DEUTZ has been a Vice President of the Adviser since September 1995, prior to which she was an Assistant Vice President at Daiwa Bank, Ltd. from 1992 to September 1995 and a manager of financial reporting at The Churchill Companies from 1991 to 1992.
MS. HALBE has been a Vice President of the Adviser since 1996, prior to which she was a Vice President at First Asset Management since 1990. MS. HARROD has been a Vice President of the Adviser since 1992 and has been a trader for the Adviser since 1989. MS. HOYME has been a Vice President of the Adviser since 1996, prior to which she had been a Vice President at First Asset Management since 1989. MS. JOHNSON has been aVice President of the Adviser since 1994, prior to which she was an Accounting Manager from 1993 to 1994 and mutual fund accountant from 1991 to 1993 with the Adviser. MR.

KAPPENMAN has been a Vice President of the Adviser since 1991. MS. KAUL has been a Vice President and Director of Corporate Communications of the Adviser since 1991. MR. KIGHTLINGER has been a Vice President of the Adviser since 1991. MS. KUNG has been a Vice President of the Adviser since 1993, prior to which she had been a Senior Consultant at Cytrol Inc. from 1989 to 1992. MR. MEYER has been a Vice President of the Adviser since 1994 and manager of Systems Integration for the Adviser since 1991. MR. MOORE has been a Vice President of the Adviser since 1992, prior to which he was a Portfolio Manager at Alpine Capital Management from 1990 to 1992 and a broker at Hanifen Capital Management from 1990 to 1992. MR. NEUHARTH has been a Vice President of the Adviser since 1996, prior to which he had been a senior mortgage trader at FBS Mortgage since 1995, and prior thereto, a fixed income portfolio manager at Fortis Financial since 1987. MR. PEARSON has been a Vice President of the Adviser since 1995, prior to which he was Mutual Funds Accounting Manager of the Adviser from 1994 to 1995 and prior thereto, Director of Fund Operations at Norwest Bank, Minneapolis from 1992 to 1994. MR. SIEDBAND has been a Vice President of the Adviser since 1992. MS. STIENSTRA has been a Vice President of the Adviser since November 1995 and a municipal bond trader of the Adviser since June 1995, prior to which she was an assistant analyst of the Adviser from 1991 to 1994. MS. TAJAMAL has been a Vice President of the Adviser since 1995 and a portfolio manager of the Adviser since 1993, prior to which she was a money market analyst of the Adviser from 1990 to 1993. MS. THOMPSON has been a Vice President of the Adviser since 1994, prior to which she had been a Vice President at First Asset Management since 1991. MS. WELTER has been a Vice President of the Adviser since 1994, prior to which she was a client service associate of the Adviser since 1993 and a mutual fund accountant with the Adviser from 1990 to 1993. MS. WINSON has been a Vice President of the Adviser since November 1993, prior to which she was an Assistant Vice President of the Adviser since March 1993 and an educator from 1990 to 1992. MR. WOO has been a Vice President of the Adviser since 1994, prior to which he was a municipal credit analyst of the Adviser since 1992 and a credit specialist at a commercial trading firm from 1991 to 1992.

ITEM 29.  PRINCIPAL UNDERWRITERS

    (a) Piper Jaffray Inc. acts as principal underwriter for the Registrant and also for three other open-end investment companies, Piper Funds Inc. -- II, the shares of which are currently offered in one series, Piper Institutional Funds Inc., the shares of which are currently offered in one series and Piper Global Funds Inc., the shares of which are currently offered in two series. Piper Jaffray has acted as principal underwriter in connection with the initial public offering of shares of 23 closed-end investment companies.

    (b) The name, positions and offices with Piper Jaffray Inc., and positions and offices with the Registrant of each director and officer of Piper Jaffray Inc. are as follow:

                          Positions and Offices          Positions and Offices
    Name                     with Underwriter               with Registrant
    ----                  ---------------------          ---------------------

Addison L. Piper          Chairman- Board of Directors   None
                          and Chief Executive Officer

                          Positions and Offices          Positions and Offices
    Name                     with Underwriter               with Registrant
    ----                  ---------------------          ---------------------

Ralph W. Burnet           Member of the Board            None
                          of Directors

William H. Ellis          Member of the Board            None
                          of Directors

John L. McElroy, Jr.      Member of the Board            None
                          of Directors


Kathy Halbreich           Member of the Board            None
                          of Directors

Robert S. Slifka          Member of the Board            None
                          of Directors

David Stanley             Member of the Board            None
                          of Directors

James J. Bellus           Managing Director              None

AnnDrea M. Benson         Managing Director and          None
                          General Counsel

Lloyd K. Benson           Managing Director              None

Gary J. Blauer            Managing Director              None

Karen M. Bohn             Managing Director              None

Sean K. Boyea             Managing Director              None

Ronald O. Braun           Managing Director              None

Jay A. Brunkhorst         Managing Director              None

Kenneth S. Cameranesi     Managing Director              None

Stephen M. Carnes         Managing Director              None

Joseph V. Caruso          Managing Director              None

Antonio J. Cecin          Managing Director              None

Joyce E. Chaney           Managing Director              None

Kenneth P. Clark          Managing Director              None

                          Positions and Offices          Positions and Offices
    Name                     with Underwriter               with Registrant
    ----                  ---------------------          ---------------------

Linda A. Clark            Managing Director              None

Stephen B. Clark          Managing Director              None

David P. Crosby           Managing Director              None

Mark A. Curran            Managing Director              None

George S. Dahlman         Managing Director              None

Jack C. Dillingham        Managing Director              None

Mark T. Donahoe           Managing Director              None

Darci L. Doneff           Managing Director              None

Andrew S. Duff            Managing Director              None

Andrew W. Dunleavy        Managing Director              None

Richard A. Edstrom        Managing Director              None

Fred R. Eoff, Jr.         Managing Director              None

Richard D. Estenson       Managing Director              None

Francis E. Fairman IV     Managing Director              None

John R. Farrish           Managing Director              None

G. Richard Ferguson       Managing Director              None

Paul Ferry                Managing Director              None

Mark E. Fisler            Managing Director              None

Michael W. Follett        Managing Director              None

Daniel P. Gallaher        Managing Director              None

Peter M. Gill             Managing Director              None

Kevin D. Grahek           Managing Director              None

Paul D. Grangaard         Managing Director              None

                          Positions and Offices          Positions and Offices
    Name                     with Underwriter               with Registrant
    ----                  ---------------------          ---------------------

James S. Harrington       Managing Director              None

Charles N. Hayssen        Managing Director              None

William P. Henderson      Managing Director              None

Allan F. Hickok           Managing Director              None

Richard L. Hines          Managing Director              None

David B. Holden           Managing Director              None

Charles E. Howell         Managing Director              None

Bruce C. Huber            Managing Director              None

Elizabeth A. Huey         Managing Director              None

John R. Jacobs            Managing Director              None

Earl L. Johnson           Managing Director              None

Richard L. Johnson        Managing Director              None

Nicholas P. Karos         Managing Director              None

Paul P. Karos             Managing Director              None

Richard G. Kiss           Managing Director              None

Gordon E. Knudsvig        Managing Director              None

Jerome P. Kohl            Managing Director              None

Eric W. Larson            Managing Director              None

Dan L. Lastavich          Managing Director              None

Robert J. Magnuson        Managing Director              None

Robert E. Mapes           Managing Director              None

Peter T. Mavroulis        Managing Director              None

Michael P. McMahon        Managing Director              None

                          Positions and Offices          Positions and Offices
    Name                     with Underwriter               with Registrant
    ----                  ---------------------          ---------------------

G. Terry McNellis         Managing Director              None

Thomas A. Medlin          Managing Director              None

Darryl L. Meyers          Managing Director              None

Joseph E. Meyers          Managing Director              None

John V. Miller            Managing Director              None

Dennis V. Mitchell        Managing Director              None

Edward P. Nicoski         Managing Director              None

Barry J. Nordstrand       Managing Director              None

Benjamin S. Oehler        Managing Director              None

Brooks G. O'Neil          Managing Director              None

John P. O'Neill           Managing Director              None

John Otterlei             Managing Director              None

Robin C. Pfister          Managing Director              None

Laurence S. Podobinski    Managing Director              None

Steven J. Proeschel       Managing Director              None

Rex W. Ramsay             Managing Director              None

Brian J. Ranallo          Managing Director              None

Roger W. Redmond          Managing Director              None

Robert P. Rinek           Managing Director              None

Wesley L. Ringo           Managing Director              None

Jim M. Roane              Managing Director              None

Deborah K. Roesler        Managing Director              None

Russ E. Rogers            Managing Director              None

                          Positions and Offices          Positions and Offices
    Name                     with Underwriter               with Registrant
    ----                  ---------------------          ---------------------

David E. Rosedahl         Managing Director              None
                          and Secretary

Terry D. Sandven          Managing Director              None

Thomas P. Schnettler      Managing Director              None

Steven R. Schroll         Managing Director              None

Joyce Nelson Schuette     Managing Director              None\

Lawrence M. Schwartz, Jr. Managing Director              None

Morton D. Silverman       Managing Director              None

Linda E. Singer           Managing Director              None

David P. Sirianni         Managing Director              None

Arch C. Smith             Managing Director              None

Robert L. Sonnek          Managing Director              None

Thomas E. Stanberry       Managing Director              None

DeLos V. Steenson         Managing Director              None

D. Greg Sundberg          Managing Director              None

Robert D. Swerdling       Managing Director              None

William H. Teeter         Managing Director              None

Ann C. Tillotson          Managing Director              None

Marie Uhrich              Managing Director              None

Momchilo Vucenich         Managing Director              None

Charles M. Webster, Jr.   Managing Director              None

Darrell L. Westby         Managing Director              None

David R. Westcott         Managing Director              None

Douglas R. Whitaker       Managing Director              None

James H. Wilford          Managing Director              None

Stephen W. Woodard        Managing Director              None

Mark Wren                 Managing Director              None

Saul Yaari                Managing Director              None

Beverly J. Zimmer         Managing Director              None

The principal business address of each of the individuals listed above is Piper Jaffray Tower, 222 South Ninth Street, Minneapolis, Minnesota 55402-3804.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

    The physical possession of the accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 3la-1 to 3la-3 promulgated thereunder is maintained by the Registrants at Piper Jaffray Tower, 222 South Ninth Street, Minneapolis, Minnesota 55402-3804, except that the physical possession of certain accounts, books and other documents related to the custody of the Registrants' securities is maintained by Investors Fiduciary Trust Company, 127 West Tenth Street, Kansas City, Missouri 64105.

ITEM 31.  MANAGEMENT SERVICES

    Not applicable.

ITEM 32.  UNDERTAKINGS

    (a)  Not applicable.

    (b)  Not applicable.

    (c) Each recipient of a prospectus of any series of the Registrants may request the latest Annual Report of such series, and such Annual Report will be furnished by the Registrants without charge.

                                      SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement on Form N-1A pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 14th day of February 1997.

                                       PIPER FUNDS INC. -- II
                                       (Registrant)


                                       By  /S/ PAUL A. DOW
                                          ----------------------------
                                           Paul A. Dow
                                            President

    Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ PAUL A. DOW              President (principal     February 14, 1997
---------------------------  executive officer)
Paul A. Dow


/s/ ROBERT H. NELSON         Treasurer (principal     February 14, 1997
---------------------------  financial and
Robert H. Nelson             accounting officer)

David T. Bennett*            Director

Jaye F. Dyer*                Director

William H. Ellis*            Director

Karol D. Emmerich*           Director

Luella G. Goldberg*          Director

David A. Hughey*             Director

George Latimer*              Director

*By  /s/ WILLIAM H. ELLIS
    ----------------------
    William H. Ellis                                  February 14, 1997
     Attorney-in-Fact